Risk Management - Disclosure of macroeconomic variables used in the calculation of ECL and Scenario probability weighting (Details)	Dec. 31, 2023	Dec. 31, 2022
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3240.00%	3940.00%
Baseline | UK | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Baseline | UK | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	(0.80%)
Baseline | UK | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	0.90%
Baseline | UK | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.80%
Baseline | UK | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.90%
Baseline | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.40%
Baseline | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.40%
Baseline | UK | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Baseline | UK | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.50%
Baseline | UK | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.40%
Baseline | UK | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.10%
Baseline | UK | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.20%
Baseline | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.20%
Baseline | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.20%
Baseline | UK | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Baseline | UK | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.10%)	(4.70%)
Baseline | UK | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	(1.70%)
Baseline | UK | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.20%
Baseline | UK | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	2.20%
Baseline | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	1.20%
Baseline | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	1.20%
Baseline | UK | Bank rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Baseline | UK | Bank rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.40%
Baseline | UK | Bank rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.10%
Baseline | UK | Bank rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | UK | Bank rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Baseline | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.50%
Baseline | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.50%
Baseline | US | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Baseline | US | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.50%
Baseline | US | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.20%
Baseline | US | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	1.50%
Baseline | US | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	1.50%
Baseline | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.30%
Baseline | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.30%
Baseline | US | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Baseline | US | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.30%
Baseline | US | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.70%
Baseline | US | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.70%
Baseline | US | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.70%
Baseline | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.40%
Baseline | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.40%
Baseline | US | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Baseline | US | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	1.80%
Baseline | US | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	1.50%
Baseline | US | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	2.30%
Baseline | US | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	2.40%
Baseline | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.80%
Baseline | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.80%
Baseline | US | Federal funds rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Baseline | US | Federal funds rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.80%
Baseline | US | Federal funds rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.60%
Baseline | US | Federal funds rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.10%
Baseline | US | Federal funds rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.00%
Baseline | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.30%
Baseline | US | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1080.00%	900.00%
Downside 2 | UK | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Downside 2 | UK | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.50%)	(3.40%)
Downside 2 | UK | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.60%)	(3.80%)
Downside 2 | UK | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.00%
Downside 2 | UK | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.30%
Downside 2 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.10%)	(6.80%)
Downside 2 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.00%
Downside 2 | UK | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Downside 2 | UK | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	6.00%
Downside 2 | UK | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.90%	8.40%
Downside 2 | UK | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	8.00%
Downside 2 | UK | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	7.40%
Downside 2 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.30%	8.50%
Downside 2 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	6.70%
Downside 2 | UK | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Downside 2 | UK | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(19.30%)	(18.30%)
Downside 2 | UK | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(16.80%)	(18.80%)
Downside 2 | UK | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.50%	(7.70%)
Downside 2 | UK | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.40%	8.20%
Downside 2 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(35.00%)	(35.00%)
Downside 2 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.50%)	(6.40%)
Downside 2 | UK | Bank rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Downside 2 | UK | Bank rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	7.30%
Downside 2 | UK | Bank rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	7.90%
Downside 2 | UK | Bank rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	6.60%
Downside 2 | UK | Bank rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	5.50%
Downside 2 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.00%
Downside 2 | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	5.80%
Downside 2 | US | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Downside 2 | US | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.60%)	(2.70%)
Downside 2 | US | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.00%)	(3.40%)
Downside 2 | US | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.00%
Downside 2 | US | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.60%
Downside 2 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.70%)	(6.30%)
Downside 2 | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.00%
Downside 2 | US | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Downside 2 | US | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	6.00%
Downside 2 | US | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	8.50%
Downside 2 | US | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	8.10%
Downside 2 | US | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	7.10%
Downside 2 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.50%	8.60%
Downside 2 | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	6.70%
Downside 2 | US | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Downside 2 | US | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.50%)	(3.10%)
Downside 2 | US | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.70%)	(4.00%)
Downside 2 | US | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	(1.90%)
Downside 2 | US | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	4.80%
Downside 2 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(7.60%)	0.20%
Downside 2 | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.20%
Downside 2 | US | Federal funds rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Downside 2 | US | Federal funds rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.60%
Downside 2 | US | Federal funds rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	6.90%
Downside 2 | US | Federal funds rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	5.80%
Downside 2 | US | Federal funds rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	4.60%
Downside 2 | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	7.00%
Downside 2 | US | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	5.20%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1830.00%	1760.00%
Downside 1 | UK | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Downside 1 | UK | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.60%)	(2.10%)
Downside 1 | UK | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	(1.50%)
Downside 1 | UK | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Downside 1 | UK | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.10%
Downside 1 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(3.20%)
Downside 1 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.70%
Downside 1 | UK | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Downside 1 | UK | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.20%
Downside 1 | UK | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.40%
Downside 1 | UK | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	6.00%
Downside 1 | UK | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.80%
Downside 1 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.60%
Downside 1 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.40%
Downside 1 | UK | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Downside 1 | UK | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(12.40%)	(11.70%)
Downside 1 | UK | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.30%)	(10.60%)
Downside 1 | UK | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	(2.80%)
Downside 1 | UK | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.80%	5.20%
Downside 1 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(22.50%)	(17.90%)
Downside 1 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.70%)	(2.60%)
Downside 1 | UK | Bank rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Downside 1 | UK | Bank rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.90%
Downside 1 | UK | Bank rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	6.10%
Downside 1 | UK | Bank rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	5.30%
Downside 1 | UK | Bank rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	4.60%
Downside 1 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	6.30%
Downside 1 | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.70%
Downside 1 | US | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Downside 1 | US | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	(1.10%)
Downside 1 | US | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	(1.10%)
Downside 1 | US | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	1.70%
Downside 1 | US | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.10%
Downside 1 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	(2.50%)
Downside 1 | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	0.70%
Downside 1 | US | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Downside 1 | US | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	5.10%
Downside 1 | US | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	6.60%
Downside 1 | US | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	6.40%
Downside 1 | US | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	5.90%
Downside 1 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	6.70%
Downside 1 | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	5.50%
Downside 1 | US | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Downside 1 | US | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.70%)	(0.70%)
Downside 1 | US | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.40%)	(1.30%)
Downside 1 | US | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	0.20%
Downside 1 | US | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	3.60%
Downside 1 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	3.70%
Downside 1 | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.50%
Downside 1 | US | Federal funds rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Downside 1 | US | Federal funds rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.80%
Downside 1 | US | Federal funds rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	5.40%
Downside 1 | US | Federal funds rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	4.40%
Downside 1 | US | Federal funds rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.90%
Downside 1 | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	6.00%
Downside 1 | US | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.30%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1380.00%	1090.00%
Upside 2 | UK | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Upside 2 | UK | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.80%
Upside 2 | UK | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 2 | UK | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.90%
Upside 2 | UK | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 2 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	13.40%	13.90%
Upside 2 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.00%
Upside 2 | UK | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Upside 2 | UK | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 2 | UK | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 2 | UK | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 2 | UK | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 2 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 2 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.50%
Upside 2 | UK | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Upside 2 | UK | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.80%	8.70%
Upside 2 | UK | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%	7.50%
Upside 2 | UK | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.40%
Upside 2 | UK | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	4.20%
Upside 2 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.80%	37.80%
Upside 2 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	6.60%
Upside 2 | UK | Bank rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Upside 2 | UK | Bank rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.10%
Upside 2 | UK | Bank rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.60%
Upside 2 | UK | Bank rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.50%
Upside 2 | UK | Bank rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.50%
Upside 2 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	0.50%
Upside 2 | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	2.50%
Upside 2 | US | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Upside 2 | US | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.30%
Upside 2 | US | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.50%
Upside 2 | US | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | US | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.10%	14.10%
Upside 2 | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.90%
Upside 2 | US | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 2 | US | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%
Upside 2 | US | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 2 | US | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 2 | US | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 2 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.30%
Upside 2 | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.40%
Upside 2 | US | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Upside 2 | US | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	5.80%
Upside 2 | US | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.10%
Upside 2 | US | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.50%
Upside 2 | US | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.50%
Upside 2 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	27.40%	35.00%
Upside 2 | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	6.20%
Upside 2 | US | Federal funds rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Upside 2 | US | Federal funds rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.60%
Upside 2 | US | Federal funds rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.90%
Upside 2 | US | Federal funds rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | US | Federal funds rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	0.10%
Upside 2 | US | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	2.80%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2470.00%	2310.00%
Upside 1 | UK | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.30%
Upside 1 | UK | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	1.00%
Upside 1 | UK | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.30%
Upside 1 | UK | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Upside 1 | UK | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.10%
Upside 1 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.60%	9.40%
Upside 1 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.20%
Upside 1 | UK | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.70%
Upside 1 | UK | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.00%
Upside 1 | UK | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.90%
Upside 1 | UK | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.80%
Upside 1 | UK | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.80%
Upside 1 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.60%
Upside 1 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.80%
Upside 1 | UK | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)	8.40%
Upside 1 | UK | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.80%
Upside 1 | UK | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	2.90%
Upside 1 | UK | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.30%
Upside 1 | UK | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	3.20%
Upside 1 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.50%	21.00%
Upside 1 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	3.90%
Upside 1 | UK | Bank rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.80%
Upside 1 | UK | Bank rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	3.50%
Upside 1 | UK | Bank rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.30%
Upside 1 | UK | Bank rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | UK | Bank rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	2.80%
Upside 1 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	0.50%
Upside 1 | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	2.90%
Upside 1 | US | GDP | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.80%
Upside 1 | US | GDP | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Upside 1 | US | GDP | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.30%
Upside 1 | US | GDP | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.20%
Upside 1 | US | GDP | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.20%
Upside 1 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.30%	9.60%
Upside 1 | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.10%
Upside 1 | US | Unemployment | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 1 | US | Unemployment | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Upside 1 | US | Unemployment | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.00%
Upside 1 | US | Unemployment | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%
Upside 1 | US | Unemployment | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%
Upside 1 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 1 | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | US | HPI | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.20%
Upside 1 | US | HPI | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	3.80%
Upside 1 | US | HPI | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.30%
Upside 1 | US | HPI | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.40%
Upside 1 | US | HPI | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.40%
Upside 1 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.50%	27.50%
Upside 1 | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.00%
Upside 1 | US | Federal funds rate | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	2.10%
Upside 1 | US | Federal funds rate | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	3.90%
Upside 1 | US | Federal funds rate | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 1 | US | Federal funds rate | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | US | Federal funds rate | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | US | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	0.10%
Upside 1 | US | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.10%